Deferred Tax Assets And Deferred Tax Liabilities - Summary Of Deductible Losses That Are Not Recognized As Deferred Tax Assets Expiration (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 2,135,395	¥ 2,432,434
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	6,149	7,433
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	120,824	124,678
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	310,412	365,455
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	158,783	71,574
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	33,382	169,894
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	263,800
No due date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 1,242,045	¥ 1,693,400